LEASE OBLIGATIONS - Additional information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 2,200
Lease liabilities	2,200
Interest expense related to lease obligations	$ 1,549	$ 1,572